Benefit Plans, Assumptions and Future Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Assumed health care cost trend rates
Health care cost trend rate assumed for next year		7.50%	7.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)		4.80%	4.80%
Year that the rate reaches the ultimate trend rate		2024	2024
Description of Direction and Pattern of Change for Assumed Health Care Cost Trend Rate		less than
Pension Benefits
Projected benefit obligation:
Discount rate	[1],[2]	4.05%	4.96%	4.06%	4.65%
Rate of compensation increase		4.25%	4.25%	4.50%
Net periodic benefit expense:
Discount rate	[1],[2]	4.96%	4.38%	4.86%
Rate of compensation increase		4.25%	4.36%	4.50%
Expected long-term return on plan assets	[3]	6.50%	6.50%	7.00%
Estimated future benefit payments
2015		$ 57
2016		60
2017		68
2018		66
2019		90
2020-2024		$ 366
Other Postretirement Benefits
Projected benefit obligation:
Discount rate	[1],[2]	3.16%	3.69%	2.82%	3.01%
Rate of compensation increase		0.00%	0.00%	0.00%
Net periodic benefit expense:
Discount rate	[1],[2]	3.69%	2.99%	3.76%
Rate of compensation increase		0.00%	0.00%	0.00%
Expected long-term return on plan assets	[3]	0.00%	0.00%	0.00%
Estimated future benefit payments
2015		$ 8
2016		8
2017		8
2018		8
2019		8
2020-2024		$ 36

[1]	We determine the discount rate primarily by reference to the effective yields on high quality corporate bonds that have a comparable cash flow pattern to the expected pension and other postretirement benefit payments to be made.
[2]	We remeasured our pension and other postretirement benefit obligations during the second quarter of 2013 due to the Los Angeles Acquisition and the sale of the Hawaii Business. The discount rates used to determine the pension and postretirement obligations, and the related net periodic benefit costs, for the remaining period of 2013 were 4.65% and 3.01%, respectively.
[3]	The expected return on plan assets reflects the weighted-average of the expected long-term rates of return for the broad categories of investments held for the Retirement Plan. The expected long-term rate of return is adjusted when there are fundamental changes in expected returns on the Retirement Plan’s investments.